Artisan Small Cap Value Fund
ARTISAN SMALL CAP VALUE FUND Investor – ARTVX Institutional – APHVX
INVESTMENT OBJECTIVE
Artisan Small Cap Value Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Artisan Small Cap Value Fund	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Exchange Fee	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Artisan Small Cap Value Fund	Investor	Institutional
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	none	none
Other Expenses	0.28%	0.04%
Total Annual Fund Operating Expenses	1.23%	0.99%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artisan Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	125	390	676	1,489
Institutional	101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.72% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies. Artisan seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. Artisan believes that companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan prefers companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $18.9 million and $7.3 billion as of December 31, 2014).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter 22.16% (quarter ended 9/30/09) Worst Quarter -24.21% (quarter ended 12/31/08)
Average Annual Total Returns (For Periods Ended 12/31/2014)
The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2014. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are shown only for Investor Shares, and the after tax returns for Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2014 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 12/31/14
Average Annual Total Returns Artisan Small Cap Value Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	(7.74%)	7.30%	6.57%	9.51%	Sep. 29, 1997
Investor Shares Return after taxes on distributions	(11.93%)	5.71%	4.83%	7.81%	Sep. 29, 1997
Investor Shares Return after taxes on distributions and sale of Fund shares	(1.12%)	5.81%	5.20%	7.66%	Sep. 29, 1997
Institutional Shares	(7.47%)			5.25%	Feb. 01, 2012
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%	7.24%	Sep. 29, 1997
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	6.89%	8.46%	Sep. 29, 1997

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.